Details of Income Statement Items (Financing Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing income:
Net gain from changes in exchange rates	$ 37	$ 139	$ 0
Financing income in relation to employee benefits	7	44	0
Interest income from banks and others	47	31	17
Net gain from change in fair value of derivative designated as economic hedge	0	0	59
Net gain from change in fair value of derivative designated as cash flow hedge	0	0	18
Finance income	91	214	94
Financing expenses:
Net loss from change in fair value of derivative designated as economic hedge	54	98	0
Net loss from change in fair value of derivative designated as cash flow hedge	25	77
Interest expenses to banks and others	167	148	126
Financing expenses in relation to employees' benefits	13	7	23
Banks and finance institutions commissions (mainly commission on early repayment of loans)	7	7	6
Net loss from changes in exchange rates	0	0	79
Financing expenses	266	337	234
Net of borrowing costs capitalized	7	10	18
Finance expenses	259	327	216
Net financing expenses recorded in the income statements	$ 168	$ 113	$ 122